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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2003
                                               ------------------
--------------------------------------------------------------------------------

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):       [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Highline Capital Management, LLC
Address:  1270 Avenue of the Americas, 4th Floor
          New York, New York  10020


Form 13F File Number: 28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Klarman
Title:   Chief Financial Officer
Phone:   (212) 332-2250

Signature, Place, and Date of Signing:

 /s/ Michael Klarman           New York, NY             November 14, 2003
---------------------          ------------             -----------------
     [Signature]              [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                 -----

Form 13F Information Table Entry Total:             52
                                                 -----

Form 13F Information Table Value Total:      $ 180,307
                                             ---------
                                            (thousands)




List of Other Included Managers:

None


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     FORM 13F INFORMATION TABLE - HIGHLINE CAPITAL MANAGEMENT LLC (09/30/03)

           COLUMN 1                COLUMN 2        COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
                                                              VALUE    SHRS OR PRN SH/ PUT/ INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS  CUSIP      (X1000)  AMOUNT      PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
--------------                     --------------  -----      -------  ------      --- ---- ---------- --------  ----  ------  ----
ABLE LABORATORIES, INC.       CMN   Common Stock   00371N407    1,922  101,768.00  SH   NA     SOLE      N/A   101,768
ADVANCEPCS                    CMN   Common Stock   00790K109    4,466   98,000.00  SH   NA     SOLE      N/A    98,000
ADVISORY BRD CO               CMN   Common Stock   00762W107      453    9,956.00  SH   NA     SOLE      N/A     9,956
ALCAN INC.                    CMN   Common Stock   013716105    9,278  242,500.00  SH   NA     SOLE      N/A   242,500
ALLOY INC                     CMN   Common Stock   019855105    1,652  295,000.00  SH   NA     SOLE      N/A   295,000
AMETEK INC (NEW)              CMN   Common Stock   031100100    1,783   41,600.00  SH   NA     SOLE      N/A    41,600
ATARI INC                     CMN   Common Stock   04651M105    1,652  310,900.00  SH   NA     SOLE      N/A   310,900
AVALON DIGITAL MARKETING SYS  CMN   Common Stock   05343V106      403  136,570.00  SH   NA     SOLE      N/A   136,570
BALL CORPORATION              CMN   Common Stock   058498106    7,587  140,500.00  SH   NA     SOLE      N/A   140,500
BARNES & NOBLE, INC           CMN   Common Stock   067774109    3,939  155,000.00  SH   NA     SOLE      N/A   155,000
BIOVAIL CORP                  CMN   Common Stock   09067J109    1,486   40,000.00  SH   NA     SOLE      N/A    40,000
BOISE CASCADE CORP.           CMN   Common Stock   097383103    5,520  200,000.00  SH   NA     SOLE      N/A   200,000
DADE BEHRING HOLDINGS INC     CMN   Common Stock   23342J206    5,890  208,500.00  SH   NA     SOLE      N/A   208,500
DEAN FOODS COMPANY NEW        CMN   Common Stock   242370104    2,793   90,000.00  SH   NA     SOLE      N/A    90,000
DEL MONTE FOODS COMPANY             Common Stock   24522P103    4,754  545,800.00  SH   NA     SOLE      N/A   545,800
EASTMAN CHEM CO               CMN   Common Stock   277432100    2,318   69,200.00  SH   NA     SOLE      N/A    69,200
FOOT LOCKER, INC.             CMN   Common Stock   344849104    2,474  152,700.00  SH   NA     SOLE      N/A   152,700
4 KIDS ENTERTAINMENT INC      CMN   Common Stock   350865101    1,055   50,000.00  SH   NA     SOLE      N/A    50,000
HARTE-HANKS COMMUNICATIONS,INC
  COMMON STOCK                      Common Stock   416196103    2,397  130,000.00  SH   NA     SOLE      N/A   130,000
IDEC PHARMACEUTICALS CORP     CMN   Common Stock   449370105    3,828  115,000.00  SH   NA     SOLE      N/A   115,000
IMPATH INC                          Common Stock   45255G101      185  109,000.00  SH   NA     SOLE      N/A   109,000
INTERPUBLIC GROUP COS         CMN   Common Stock   460690100    2,806  198,700.00  SH   NA     SOLE      N/A   198,700
IVAX CORP (FLORIDA)                 Common Stock   465823102      980   50,000.00  SH   NA     SOLE      N/A    50,000
JACUZZI BRANDS INC ORD        CMN   Common Stock   569865109    2,585  417,000.00  SH   NA     SOLE      N/A   417,000
KERZNER INTERNATIONAL LTD     CMN   Common Stock   P6065Y107    5,707  160,400.00  SH   NA     SOLE      N/A   160,400
LA JOLLA PHARMACEUTICAL CO          Common Stock   503459109    1,282  322,965.00  SH   NA     SOLE      N/A   322,965
MANDALAY RESORT GROUP         CMN   Common Stock   562567107    4,955  125,100.00  SH   NA     SOLE      N/A   125,100
MEDCOHEALTH SOLUTIONS, INC.   CMN   Common Stock   58405U102    3,501  135,000.00  SH   NA     SOLE      N/A   135,000
MULTIMEDIA GAMES INC          CMN   Common Stock   625453105   10,022  275,400.00  SH   NA     SOLE      N/A   275,400
NEW FRONTIER MEDIA INC        CMN   Common Stock   644398109    1,833  482,400.00  SH   NA     SOLE      N/A   482,400
NTL (DELAWARE), INC.          CMN   Common Stock   62940M104    3,470   75,000.00  SH   NA     SOLE      N/A    75,000
PARK PLACE ENTERTAINMENT CORP CMN   Common Stock   700690100    3,388  376,000.00  SH   NA     SOLE      N/A   376,000
PHOTOMEDEX INC                CMN   Common Stock   719358103      830  357,940.00  SH   NA     SOLE      N/A   357,940
PIER 1 IMPORTS INC (DELAWARE)       Common Stock   720279108    3,367  175,000.00  SH   NA     SOLE      N/A   175,000
PMA CAPITAL CORPORATION CL-A        Common Stock   693419202    1,148   91,633.00  SH   NA     SOLE      N/A    91,633
PMI GROUP, INC.               CMN   Common Stock   69344M101    3,375  100,000.00  SH   NA     SOLE      N/A   100,000
R.H. DONNELLEY CORP (NEW)     CMN   Common Stock   74955W307    2,728   67,500.00  SH   NA     SOLE      N/A    67,500
SANOFI-SYNTHELABO RFD 010199  CMN   Common Stock   801059N105   3,240   53,300.00  SH   NA     SOLE      N/A    53,300
SCIENTIFIC GAMES CORPORATION
  CLASS A                     CMN   Common Stock   80874P109    2,280  200,000.00  SH   NA     SOLE      N/A   200,000
SERVICEMASTER COMPANY         CMN   Common Stock   81760N109    3,078  300,000.00  SH   NA     SOLE      N/A   300,000
SHIRE PHARMACEUTICALS GROUP ADR     Common Stock   82481R106    4,482  202,800.00  SH   NA     SOLE      N/A   202,800
SPX CORPORATION                     Common Stock   784635104    5,986  132,200.00  SH   NA     SOLE      N/A   132,200
STATION CASINOS INC                 Common Stock   857689103    3,886  127,000.00  SH   NA     SOLE      N/A   127,000
SYLVAN LEARNING SYS INC       CMN   Common Stock   871399101    4,580  167,100.00  SH   NA     SOLE      N/A   167,100
TIDEWATER INC                 CMN   Common Stock   886423102    3,215  113,600.00  SH   NA     SOLE      N/A   113,600
TRANSOCEAN INC.               CMN   Common Stock   G900708109   2,000  100,000.00  SH   NA     SOLE      N/A   100,000
UNITED STATES STEEL CORP      CMN   Common Stock   912909108    8,363  455,000.00  SH   NA     SOLE      N/A   455,000
VIACOM INC CL-B COMMON
  CLASS B                     CMN   Common Stock   925524308    1,149   30,000.00  SH   NA     SOLE      N/A    30,000
WILLIS GROUP HOLDINGS LTD     CMN   Common Stock   G96655908    7,743  251,800.00  SH   NA     SOLE      N/A   251,800
WORTHINGTON INDUSTRIES
  USD0.6000                   CMN   Common Stock   981811102    2,461  195,900.00  SH   NA     SOLE      N/A   195,900
YELLOW CORP                   CMN   Common Stock   985509108    5,219  175,000.00  SH   NA     SOLE      N/A   175,000
YORK INTERNATIONAL CORP NEW         Common Stock   986670107    4,815  139,200.00  SH   NA     SOLE      N/A   139,200


                                                           180,307.35